Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000018231 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018231 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018231 | C
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018231 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018231 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018231 | B
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000018231 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000018231 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018231 | A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018231 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000018231 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018231 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018231 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018231 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018231 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018231 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018231 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018231 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018231 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018231 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018233 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018233 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018233 | C
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018233 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018233 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018233 | B
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000018233 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000018233 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018233 | A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018233 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000018233 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018233 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018233 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018233 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018233 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018233 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018233 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018233 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018233 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018233 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000175112 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175112 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175112 | C
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175112 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175112 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175112 | B
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000175112 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000175112 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175112 | A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175112 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000175112 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175112 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175112 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175112 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175112 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175112 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175112 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175112 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000175112 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000175112 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000069253 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069253 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069253 | C
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069253 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000069253 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069253 | B
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000069253 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000069253 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069253 | A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069253 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000069253 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069253 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069253 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069253 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069253 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069253 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069253 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069253 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000069253 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000069253 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223747 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223747 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223747 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223747 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223747 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223747 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223747 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223747 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223747 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223747 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223747 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223747 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000223747 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223747 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223747 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223747 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223747 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223747 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223747 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223747 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223747 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223747 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000223747 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223747 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223747 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223747 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223747 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223747 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223747 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223747 | China
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000223747 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000223748 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223748 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223748 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223748 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223748 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223748 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223748 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223748 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223748 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223748 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223748 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223748 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000223748 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223748 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223748 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223748 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223748 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223748 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223748 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223748 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223748 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223748 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000223748 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223748 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223748 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223748 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223748 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223748 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223748 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223748 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223748 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223748 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223748 | China
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000223748 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000223749 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223749 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223749 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223749 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223749 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223749 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223749 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223749 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223749 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223749 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223749 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223749 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000223749 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223749 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223749 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223749 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223749 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223749 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223749 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223749 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223749 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223749 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000223749 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223749 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223749 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223749 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223749 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223749 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223749 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223749 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223749 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223749 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223749 | China
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000223749 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000223746 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223746 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223746 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223746 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223746 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223746 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223746 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223746 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223746 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223746 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223746 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223746 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000223746 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223746 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223746 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223746 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223746 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223746 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223746 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000223746 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223746 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223746 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000223746 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223746 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223746 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223746 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223746 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223746 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223746 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223746 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223746 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223746 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223746 | China
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000223746 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000018234 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018234 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018234 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018234 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018234 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018234 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018234 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000018234 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018234 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018234 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018234 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018234 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000018234 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018234 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018234 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018234 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018234 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018234 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018234 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018234 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018234 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018234 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018234 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018236 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018236 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018236 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018236 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018236 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018236 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018236 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000018236 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018236 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018236 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018236 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018236 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000018236 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018236 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018236 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018236 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018236 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018236 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018236 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018236 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018236 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018236 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018236 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000125485 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125485 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000125485 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000125485 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125485 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125485 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125485 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000125485 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125485 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000125485 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125485 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125485 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000125485 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125485 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125485 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125485 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125485 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125485 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125485 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125485 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125485 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125485 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125485 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018238 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018238 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018238 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018238 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018238 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018238 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018238 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000018238 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018238 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018238 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018238 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018238 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000018238 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018238 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018238 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018238 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018238 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018238 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018238 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018238 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018238 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018238 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018238 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000082998 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082998 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000082998 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082998 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082998 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082998 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082998 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000082998 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000082998 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000082998 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082998 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082998 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000082998 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082998 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082998 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082998 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082998 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000082998 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000082998 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082998 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082998 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082998 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000082998 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018251 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018251 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000018251 | C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018251 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018251 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018251 | B
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018251 | BB
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000018251 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000018251 | A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018251 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018251 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018251 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018251 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000018251 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018251 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018251 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018251 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018251 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018251 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018251 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018251 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000018251 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018253 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018253 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000018253 | C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018253 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018253 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018253 | B
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018253 | BB
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000018253 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000018253 | A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018253 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018253 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018253 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018253 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000018253 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018253 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018253 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018253 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018253 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018253 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018253 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018253 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000018253 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125487 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125487 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000125487 | C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125487 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125487 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125487 | B
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000125487 | BB
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000125487 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000125487 | A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125487 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000125487 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125487 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125487 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000125487 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125487 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125487 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125487 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125487 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125487 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125487 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125487 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000125487 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018254 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018254 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000018254 | C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018254 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018254 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018254 | B
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018254 | BB
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000018254 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000018254 | A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018254 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018254 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018254 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018254 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000018254 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018254 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018254 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018254 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018254 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018254 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018254 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018254 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000018254 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082999 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000082999 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000082999 | C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082999 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082999 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082999 | B
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000082999 | BB
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000082999 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000082999 | A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082999 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000082999 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082999 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082999 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000082999 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082999 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082999 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082999 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082999 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000082999 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082999 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000082999 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000082999 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	5.00%